UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

530 Fifth Avenue, 26th Floor, New York, New York 10036
(Address of principal executive offices) (Zip code)

Eugene S. Stark

General American Investors Company, Inc.

530 Fifth Avenue

26th Floor

New York, New York 10036

(Name and address of agent for service)

Copy to:

William G. Farrar, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

TO THE STOCKHOLDERS

F

or the six months ended June 30, 2026, return as measured based upon net asset value (NAV) per common share, including reinvestment of dividends and distributions, was 11.72% while the investment return to our stockholders (based upon market price per share), also including reinvestment of dividends and distributions, was 8.55%. By comparison, the return for our benchmark, the Standard and Poor’s 500 Stock Index (including income), was 10.21% during this period. For the twelve months ended June 30, 2026, return on net asset value was 26.63% and return to our stockholders was 26.15% which compares to the return of the S&P 500 Stock Index of 22.32%. During both time periods, the discount at which our shares traded continued to fluctuate and on June 30, 2026 it was 12.48%.

As detailed in the accompanying financial statements (unaudited), as of June 30, 2026, the net assets applicable to the Company’s Common Stock were $1,735,879,525 equal to $72.84 per Common Share.

The increase in net assets resulting from operations for the six months ended June 30, 2026 was $181,540,583. During this period, the net realized gain on investments was $159,568,975 and the increase in net unrealized appreciation was $21,962,928. Net investment income for the six months was $5,662,334. Distributions to preferred shareholders amounted to $5,653,654. During the six months, the Company also repurchased 187,158 of its shares at a cost of $11,764,989, an average discount to net asset value of 11.1%.

U.S. equities, including the S&P 500, Nasdaq, and Russell 2000, performed well in the first half of 2026, despite considerable headwinds. These include war with Iran, the closure of the Strait of Hormuz, rising liquidity concerns in private lending, ongoing issues in real estate, memory chip shortages, AI (Artificial Intelligence)/rare-earth supply chain challenges, and a new, possibly more restrictive Federal Reserve. Together, these factors make the market’s resilience especially noteworthy.

Earnings have been a major driver, with S&P 500 earnings growth expected to exceed 23% for the first half — far above late-2025 predictions. This may be partly due to easier year-over-year comparisons, as prior year earnings may have been dampened by tariff concerns. Despite strong growth and stable rates, index price gains lagged earnings growth, resulting in lower price-to-earnings multiples. Operating margins remain strong, with technology and AI-related companies the main contributors, pushing their sector’s S&P 500 weighting to a record 38.5% in June.

AI has driven market performance, with capital investments possibly exceeding $750 billion this year. AI may have accounted for nearly all of first quarter GDP growth. The Bureau of Economic Analysis has not yet fully adjusted for AI’s economic impact. For investors, the key is the sustainability of earnings growth. A slowdown in AI spending — due to supply bottlenecks or weaker demand — could shock technology equities. This risk may explain investor reluctance to push prices higher for already-surging stocks and the lag in multiples behind earnings growth.

Software companies have faced the largest valuation pressures amid AI fears. Industry founders and leaders like Bill Gates and Larry Page have declared winning the AI race essential, fueling massive investment in a reflection of the existential risk of AI to their business models. This extraordinary competition resembles a game of chicken and raises questions about when boards and shareholders will demand returns. What happens if companies find they cannot recoup their very significant investments? His-

torically, firms with capital spending far beyond their free cash flow have seen their valuations shrink, and capital-intensive companies tend to underperform.

Outside of AI, the economy remains stable, with consumer spending, business investment, and government outlays all robust. Strong equity prices have boosted wealth and spending, with the 2025 Big Beautiful Bill’s tax relief and lighter regulation amplifying the effect. While rising gas and utility prices offset some of the bill’s tax benefits, ongoing support from the bill is expected to continue for years.

Credit markets have experienced some turmoil at the lowest rating, but most exhibit tight spreads to U.S. Treasury securities. Interest rates have risen slightly as the Iran conflict and other supply chain issues threaten a resurgence in inflation, which may also weigh on equity multiples. The U.S. Treasury continues to rely on short-term debt issuances as a crutch to avoid larger budget deficits as longer-term notes would carry higher interest rates. And to support demand, the administration is backing stablecoin issuers, who may eventually become major holders of short-term U.S. debt. The Fed appears prepared to further reduce its balance sheet to tighten monetary policy and offset fiscal expansion.

In sum, there are superficial suggestions of stability, with low correlations and low index implied option volatility. Yet underlying this, sector rotations and individual equity volatility, especially in technology, may signal a changing regime. Lately, small revenue and earnings disappointments have triggered sharp price drops reminiscent of the dot-com era. Mixed signals abound: elevated valuations and market concentration in AI-linked stocks, shifting business models, and a widening gap in returns between major hyperscalers and their suppliers. Record margin loans and levered ETFs round out the speculative nature surrounding this heavily AI-focused market. Disruptions abound. For long-term investors, avoiding the noise is essential. Careful evaluation of risk in this environment is critical, as the necessary but not yet sufficient conditions for a real problem may be floating about. Though cautious in the near-term for equities, we remain constructive on the long-term as a more balanced market is seemingly emerging from the speculation phase, with broadening market returns.

Information about the Company, including our investment objectives, operating policies and procedures, investment results, record of dividend and distribution payments, financial reports, and press releases, is on our website and has been updated through June 30, 2026. It can be accessed on the internet at www.generalamericaninvestors.com.

By Order of the Board of Directors,

General American Investors Company, Inc.

Jeffrey W. Priest
President and Chief Executive Officer

July 22, 2026

STATEMENT OF INVESTMENTS June 30, 2026 (Unaudited)
General American Investors

2

	Shares	COMMON STOCKS		Value (Note 1a)
Communication Services (6.2%)	Media and Entertainment (5.3%)
	209,923	Alphabet Inc. - Class C		$74,172,094
	32,000	Meta Platforms, Inc. - Class A		18,025,280
			(Cost $16,835,305)	92,197,374
	Telecommunication Services (0.9%)
	774,639	AT&T Inc.	(Cost $13,921,034)	16,035,027
			(Cost $30,756,339)	108,232,401

Consumer Discretionary (8.6%)	Consumer Services (0.4%)
	860,178	Arcos Dorados Holdings Inc. - Class A (British Virgin Islands)	(Cost $6,228,266)	6,933,035

	Distribution and Retail (8.2%)
	291,000	Amazon.com, Inc. (a)		69,356,940
	484,752	The TJX Companies, Inc.		73,439,928
			(Cost $13,133,785)	142,796,868
			(Cost $19,362,051)	149,729,903

Consumer Staples (5.8%)	Distribution and Retail (1.8%)
	33,000	Costco Wholesale Corporation	(Cost $997,220)	30,870,510

	Food, Beverage and Tobacco (2.6%)
	275,000	Nestlé S.A. (Switzerland)		28,275,990
	130,000	PepsiCo, Inc.		17,602,000
			(Cost $12,943,330)	45,877,990
	Household and Personal Products (1.4%)
	396,854	Unilever PLC (Netherlands/United Kingdom)	(Cost $12,326,621)	23,873,897
			(Cost $26,267,171)	100,622,397

Energy (5.1%)	339,230	Cameco Corporation (Canada)		34,553,968
	86,391	Chevron Corporation		14,320,172
	1,020,030	Energy Transfer LP		19,502,974
	115,100	Exxon Mobil Corporation		15,736,472
	454,890	Uranium Energy Corp. (a)		4,849,127
			(Cost $34,660,703)	88,962,713

Financials (15.8%)	Banks (2.9%)
	80,000	JPMorgan Chase & Co.		26,186,400
	101,100	M&T Bank Corporation		24,062,811
			(Cost $3,337,828)	50,249,211
	Financial Services (7.0%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		82,373,500
	15,000	Mastercard Incorporated - Class A		7,704,000
	230,998	Nelnet, Inc. - Class A		30,798,963
			(Cost $10,230,895)	120,876,463
	Insurance (5.9%)
	530,200	Arch Capital Group Ltd. (a) (Bermuda)		51,461,212
	122,909	Everest Group, Ltd. (Bermuda)		43,906,782
	90,327	MetLife, Inc.		7,642,568
			(Cost $9,366,183)	103,010,562
			(Cost $22,934,906)	274,136,236

3

STATEMENT OF INVESTMENTS June 30, 2026 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Health Care (9.9%)	Equipment and Services (2.3%)
	377,350	Solventum Corporation (a)		$29,112,553
	58,006	Veeva Systems Inc. - Class A (a)		10,294,325
			(Cost $37,770,819)	39,406,878
	Pharmaceuticals, Biotechnology and Life Sciences (7.6%)
	20,000	Amgen Inc.		7,242,400
	1,133,046	ARS Pharmaceuticals, Inc. (a)		9,075,698
	144,900	Gilead Sciences, Inc.		18,306,666
	308,240	IDEAYA Biosciences, Inc. (a)		11,488,105
	1,716,193	Maravai LifeSciences Holdings, Inc. - Class A (a)		10,709,044
	204,326	Merck & Co., Inc.		26,255,891
	405,808	Pfizer Inc.		9,771,857
	36,362	Regeneron Pharmaceuticals, Inc.		22,673,161
	62,545	Revolution Medicines, Inc. (a)		11,713,428
	1,152,180	Valneva SE (a) (France)		2,968,664
	354,361	Valneva SE ADR (a) (France)		1,853,308
			(Cost $86,267,940)	132,058,222
			(Cost $124,038,759)	171,465,100

Industrials (15.9%)	Capital Goods (10.7%)
	874,008	BAE Systems plc (United Kingdom)		21,378,006
	71,000	GE Vernova Inc.		83,415,060
	65,785	L3Harris Technologies, Inc.		19,116,463
	160,000	RTX Corporation		30,356,800
	67,600	Siemens Energy AG (Germany)		12,806,351
	84,154	The Boeing Company (a)		18,216,816
			(Cost $75,476,107)	185,289,496
	Commercial and Professional Services (4.1%)
	335,625	Republic Services, Inc.	(Cost $4,595,965)	71,514,975

	Transportation (1.1%)
	260,583	Uber Technologies, Inc. (a)	(Cost $19,410,724)	18,803,669
			(Cost $99,482,796)	275,608,140

Information Technology (26.5%)	Semiconductors and Semiconductor Equipment (16.7%)
	25,052	Applied Materials, Inc.		18,112,596
	55,000	ASML Holding N.V. (Netherlands)		109,419,200
	138,000	Broadcom Inc.		52,129,500
	1,644,107	indie Semiconductor, Inc. - Class A (a)		7,382,041
	112,000	Marvell Technology, Inc.		33,363,680
	205,979	NVIDIA Corporation		41,214,338
	60,000	Onto Innovation Inc. (a)		22,707,000
	58,009	Universal Display Corporation		5,022,999
			(Cost $65,434,572)	289,351,354
	Software and Services (4.8%)
	131,400	Microsoft Corporation		49,014,828
	649,814	NextNav Inc. (a)		11,586,184
	85,000	ServiceNow, Inc. (a)		8,438,800
	51,681	Tyler Technologies, Inc. (a)		15,114,625
			(Cost $34,295,056)	84,154,437

4

STATEMENT OF INVESTMENTS June 30, 2026 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Information Technology (26.5%) (continued)	Technology, Hardware and Equipment (5.0%)
	265,705	Apple Inc.		$76,884,399
	55,142	Arista Networks, Inc. (a)		9,367,523
			(Cost $7,110,567)	86,251,922
			(Cost $106,840,195)	459,757,713

Materials (2.5%)	179,272	Agnico Eagle Mines Limited (Canada)		27,810,465
	236,219	Alamos Gold Inc. - Class A (Canada)		7,166,885
	100,593	Cleveland-Cliffs Inc. (a)		944,568
	827,591	Ferroglobe PLC (United Kingdom)		2,631,739
	3,361,767	i-80 Gold Corp. (a) (Canada)		4,840,945
			(Cost $20,207,513)	43,394,602

Utilities (1.9%)	100,000	American Electric Power Company, Inc.		13,681,000
	290,000	Dominion Energy, Inc.		19,804,100
			(Cost $24,857,744)	33,485,100

Miscellaneous (0.9%)	653,442	Other (c)	(Cost $12,036,420)	15,685,316

		TOTAL COMMON STOCKS (99.1%)	(Cost $521,444,597)	1,721,079,621

		PURCHASED OPTIONS (a)
Calls	Contracts (100 Shares Each)	Company/Expiration Date/Exercise Price/Notional
Healthcare, Pharmaceuticals, Biotechnology and Lifesciences		Novo Nordisk A/S
	1,000	August 21, 2026/$50/$5,000,000		226,000
	808	September 18, 2026/$50/$4,040,000		223,008
			(Cost $426,763)	449,008

Information Technology, Software and Services	1,500	ServiceNow, Inc. August 21, 2026/$105/$15,750,000	(Cost $1,007,988)	1,125,000

Puts
Financials, Financial Services	200	Mastercard Incorporated - Class A July 17, 2026/$500/$10,000,000	(Cost $105,923)	94,000

Information Technology, Semiconductors and Semiconductor Equipment	300	Marvell Technology, Inc. July 17, 2026/$190/$5,700,000	(Cost $378,589)	31,500

		TOTAL PURCHASED OPTIONS (0.1%)	(Cost $1,919,263)	1,699,508

5

STATEMENT OF INVESTMENTS June 30, 2026 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

Shares	SHORT-TERM SECURITIES		Value (Note 1a)
199,442,862	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.53% (d) (11.5%)	(Cost $199,442,862)	$199,442,862

TOTAL INVESTMENTS (e) (110.7%)		(Cost $722,806,722)	1,922,221,991
Other assets in excess of liabilities (0.2%)			3,696,359
			1,925,918,350
PREFERRED STOCK (-10.9%)			(190,038,825)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$1,735,879,525

ADR - American Depository Receipt

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)7-day yield.

(e)At June 30, 2026, the cost of investments and derivatives for Federal income tax purposes was $719,319,827; aggregate gross unrealized appreciation was $1,218,932,625; aggregate gross unrealized depreciation was $18,066,817; and net unrealized appreciation was $1,200,865,808.

6

STATEMENT OF OPTIONS WRITTEN June 30, 2026 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Calls	Contracts (100 shares each)	Company/Expiration Date/Exercise Price/Notional	Premiums Received*	Value (Note 1a)
Information Technology, Semiconductors and Semiconductor Equipment	300	Marvell Technology, Inc. July 17, 2026/$230/$6,900,000	$319,089	$2,223,000

Information Technology, Software and Services	1,500	ServiceNow, Inc. August 21, 2026/$135/$20,250,000	282,086	300,000

Puts
Financials, Financial Services	200	Mastercard Incorporated - Class A July 17, 2026/$460/$9,200,000	46,596	16,000

Information Technology, Technology Hardware and Equipment	250	Celestica Inc. July 17, 2026/$370/$9,250,000	532,373	677,500

		TOTAL OPTIONS WRITTEN (0.2%)	$1,180,144	$3,216,500

*The maximum cash outlay if all options are exercised is $45,600,000.

7

PORTFOLIO DIVERSIFICATION June 30, 2026 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

The diversification of the Company’s net assets applicable to its Common Stock by industry group as of June 30, 2026 is shown in the table.

Industry Category	Cost (000)	Value (000)	Percent Common Net Assets*
Information Technology
Semiconductors & Semiconductor Equipment	$65,813	$289,383	16.7%
Software & Services	35,303	85,279	4.9
Technology, Hardware & Equipment	7,111	86,252	5.0
	108,227	460,914	26.6
Industrials
Capital Goods	75,476	185,289	10.7
Commercial & Professional Services	4,596	71,515	4.1
Transportation	19,411	18,804	1.1
	99,483	275,608	15.9
Financials
Banks	3,338	50,249	2.9
Financial Services	10,337	120,970	7.0
Insurance	9,366	103,011	5.9
	23,041	274,230	15.8
Health Care
Equipment & Services	37,771	39,407	2.3
Pharmaceuticals, Biotechnology & Life Sciences	86,695	132,507	7.6
	124,466	171,914	9.9
Consumer Discretionary
Consumer Services	6,228	6,933	0.4
Distribution & Retail	13,134	142,797	8.2
	19,362	149,730	8.6
Communication Services
Media & Entertainment	16,835	92,197	5.3
Telecommunication Services	13,921	16,035	0.9
	30,756	108,232	6.2
Consumer Staples
Distribution & Retail	997	30,871	1.8
Food, Beverage & Tobacco	12,943	45,878	2.6
Household & Personal Products	12,327	23,874	1.4
	26,267	100,623	5.8

Energy	34,661	88,963	5.1
Materials	20,207	43,395	2.5
Utilities	24,858	33,485	1.9
Miscellaneous**	12,036	15,685	0.9
	523,364	1,722,779	99.2
Short-Term Securities	199,443	199,443	11.5
Total Investments	$722,807	1,922,222	110.7
Other Assets in Excess of Liabilities		3,697	0.2
Preferred Stock		(190,039)	(10.9)
Net Assets Applicable to Common Stock		$1,735,880	100.0%

*Net Assets applicable to the Company’s Common Stock.

**Securities which have been held for less than one year, not previously disclosed, and not restricted.

8

STATEMENT OF ASSETS AND LIABILITIES June 30, 2026 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Assets
INVESTMENTS, AT VALUE (NOTE 1a)
Common stocks (cost $521,444,597)		$1,721,079,621
Purchased options (cost $1,919,263; note 4)		1,699,508
Money market fund (cost $199,442,862)		199,442,862

Total investments (cost $722,806,722)		1,922,221,991

OTHER ASSETS
Cash	$74,433
Receivable for securities sold	11,738,841
Dividends, interest and other receivables	1,746,421
Present value of future office lease payments (note 8)	1,493,597
Qualified pension plan asset, net excess funded (note 7)	17,232,915
Prepaid expenses, fixed assets, and other assets	447,014	32,733,221

TOTAL ASSETS		1,954,955,212

Liabilities
Payable for securities purchased	10,177,770
Accrued compensation payable to officers and employees	2,479,452
Outstanding options written, at value (premiums received $1,180,144; note 4)	3,216,500
Accrued Preferred Stock dividend not yet declared	185,366
Present value of future office lease payments (note 8)	1,493,597
Accrued supplemental pension plan liability (note 7)	4,961,164
Accrued supplemental thrift plan liability (note 7)	6,054,674
Accrued expenses and other liabilities	468,339

TOTAL LIABILITIES		29,036,862

5.95% CUMULATIVE PREFERRED STOCK, SERIES B -
7,601,553 shares at a liquidation value of $25 per share (note 5)		190,038,825

NET ASSETS APPLICABLE TO COMMON STOCK - 23,832,113 shares (note 5)		$1,735,879,525

NET ASSET VALUE PER COMMON SHARE		$72.84

Net Assets Applicable to Common Stock
Common Stock, 23,832,113 shares at $1 par value per share (note 5)	$23,832,113
Additional paid-in capital (note 5)	352,559,779
Unallocated distributions on Preferred Stock	(5,839,021)
Total distributable earnings (note 5)	1,358,256,676
Accumulated other comprehensive income (note 7)	7,069,978

NET ASSETS APPLICABLE TO COMMON STOCK		$1,735,879,525

9

STATEMENT OF OPERATIONS Six Months Ended June 30, 2026 (Unaudited)
General American Investors

(see notes to unaudited financial statements)

Income
Dividends (net of foreign withholding taxes of $232,910; note 9)		$9,759,440
Interest		2,913,586
		12,673,026
Expenses
Investment research	$3,969,889
Administration and operations	1,843,359
Office space and general	451,609
Directors’ fees and expenses	217,200
Transfer agent, custodian, and registrar fees and expenses	199,761
Auditing and legal fees	183,281
State and local taxes	103,641
Stockholders’ meeting and reports	41,952	7,010,692

NET INVESTMENT INCOME		5,662,334

Net Realized Gain and Change in Unrealized Appreciation on Investments (Notes 1, 3 and 4)
Net realized gain (loss) on investments:
Common stocks	158,281,185
Purchased options	(839,324)
Written options	2,141,330
Foreign currency and other	(14,216)
	159,568,975
Net increase (decrease) in unrealized appreciation:
Common stocks	23,066,804
Purchased options	1,278,933
Written options	(2,358,706)
Foreign currency and other	(24,103)
	21,962,928
NET GAINS AND APPRECIATION ON INVESTMENTS		181,531,903
NET INVESTMENT INCOME, GAINS, AND APPRECIATION ON INVESTMENTS		187,194,237
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS		(5,653,654)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$181,540,583

STATEMENTS OF CHANGES IN NET ASSETS

Operations	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Net investment income	$5,662,334	$8,539,968
Net realized gain on investments	159,568,975	139,582,473
Net increase in unrealized appreciation	21,962,928	191,718,828
	187,194,237	339,841,269
Distributions to Preferred Stockholders:
Distributions from income	—	(11,264,749)
Return of capital	—	(42,561)
Unallocated	(5,653,654)	—
	(5,653,654)	(11,307,310)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	181,540,583	328,533,959
Other Comprehensive Income - Funded Status Of Defined Benefit Plans (Note 7)	—	2,289,284
Distributions To Common Stockholders:
Distributions from income	—	(153,664,541)
Return of capital	—	(558,440)
	—	(154,222,981)
Capital Share Transactions (Note 5)
Value of Common Shares issued in payment of dividends and distributions	—	55,185,934
Cost of Common Shares purchased	(11,764,989)	(21,671,102)
INCREASE (DECREASE) IN NET ASSETS - CAPITAL SHARE TRANSACTIONS	(11,764,989)	33,514,832
NET INCREASE IN NET ASSETS	169,775,594	210,115,094
Net Assets Applicable To Common Stock
BEGINNING OF PERIOD	1,566,103,931	1,355,988,837
END OF PERIOD	$1,735,879,525	$1,566,103,931

10

FINANCIAL HIGHLIGHTS
General American Investors

(see notes to unaudited financial statements)

The following table shows per share operating performance data, total investment return, ratios, and supplemental data for the six months ended June 30, 2026 and for each year in the five-year period ended December 31, 2025. This information has been derived from information contained in the financial statements and market price data for the Company’s shares.

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$65.20		$57.78	$51.96	$43.42	$52.59	$44.00
Net investment income	0.24		0.35	0.57	0.44	0.22	0.02
Net gain (loss) on common stocks, options and other-realized and unrealized	7.64		14.11	10.10	11.18	(7.38)	12.14
Other comprehensive income (loss)	—		0.10	0.14	0.05	(0.04)	0.20
	7.88		14.56	10.81	11.67	(7.20)	12.36
Distributions on Preferred Stock:
Dividends from net investment income	—		(0.03)	(0.04)	(0.12)	(0.07)	(0.06)
Distributions from net capital gains	—		(0.46)	(0.45)	(0.36)	(0.40)	(0.41)
Unallocated	(0.24)		—	—	—	—	—
	(0.24)		(0.49)	(0.49)	(0.48)	(0.47)	(0.47)
Total from investment operations	7.64		14.07	10.32	11.19	(7.67)	11.89
Distributions on Common Stock:
Dividends from net investment income	—		(0.46)	(0.43)	(0.64)	(0.14)	(0.46)
Distributions from net capital gains	—		(6.17)	(4.07)	(2.01)	(1.36)	(2.84)
Distributions from return of capital	—		(0.02)	—	—	—	—
	—		(6.65)	(4.50)	(2.65)	(1.50)	(3.30)
Net asset value, end of period	$72.84		$65.20	$57.78	$51.96	$43.42	$52.59
Per share market value, end of period	$63.75		$58.73	$51.01	$42.95	$36.15	$44.20

TOTAL INVESTMENT RETURN -
Stockholder return, based on market price per share	8.55	%*	28.31%	28.99%	26.23%	(14.92)%	28.16%
RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to Common Stock end of period (000’s omitted)	$1,735,880		$1,566,104	$1,355,989	$1,233,032	$1,041,160	$1,282,789
Ratio of expenses to average net assets applicable to Common Stock	0.84	%**	1.07%	1.11%	1.35%	1.13%	1.24%
Ratio of net income to average net assets applicable to Common Stock	0.68	%**	0.58%	0.98%	0.92%	0.50%	0.05%
Portfolio turnover rate	10.03	%*	15.43%	20.10%	15.09%	16.53%	24.74%

PREFERRED STOCK
Liquidation value, end of period (000’s omitted)	$190,039		$190,039	$190,039	$190,039	$190,117	$190,117
Asset coverage	1,013%		924%	814%	749%	648%	775%
Asset coverage per share	$253.36		$231.02	$203.38	$187.21	$161.91	$193.68
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Market value per share	$24.80		$25.11	$25.24	$24.98	$25.50	$26.86

*Not annualized

**Annualized

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

An operating segment is defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) as a component of a public entity engages in business activities which recognize revenues and incur expenses, have discrete financial information and operating results that are regularly reviewed by the entity’s chief operating decision maker (“CODM”) and such financial information is evaluated to make decisions about resources to be allocated to the segment and judge its performance. The President and Chief Executive officer of the Company is the CODM. The Company operates, reports, and represents itself to be a single operating segment. The CODM monitors the operating results of the Company in its entirety. Portfolio asset selection and allocation is determined in accordance with the terms of the Company’s prospectus and its operating policies and procedures. The Company’s portfolio composition, changes in net assets, total investment return, and expense ratio are regularly considered by the CODM to assess and manage the Company’s performance versus its benchmark, the S&P 500, and to make resource allocation decisions for the Company, as a single segment, consistent with that presented within the Company’s financial statements. All segment assets are reported in the Statement of Assets and Liabilities as “Net Assets Applicable to Common Stock” and all segment expenses are reported in the Statement of Operations as “Total Expenses.”

a. Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt, domestic and foreign, and U.S. government securities are generally traded in the over-the-counter market rather than on a national securities exchange. The Company utilizes the latest bid prices furnished by independent pricing services with respect to transactions in such securities to determine current market value if maturity date exceeds 60 days. Investments in such securities maturing within 60 days or less are valued at amortized cost. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. Options The Company may purchase and write (sell) exchange traded put and call options on equity securities. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For exchange traded options purchased, the Company bears the risk of loss in the amount of the premiums paid plus appreciation in market value should a counterparty fail to perform under the contract. Options written by the Company do not give rise to counterparty risk as options written obligate the Company to perform. The Company has not entered into a master netting agreement with respect to options on equity securities. See Note 4 for option information.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

1. Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

c. Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income is recognized daily on the accrual basis, adjusted for the accretion of discounts and amortization of premiums.

d. Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e. Dividends and Distributions The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f. Federal Income Taxes The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements. See Note 9 for further income and foreign withholding tax information.

g. Indemnifications In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. No transfers among levels occurred during the six months ended June 30, 2026. The following is a summary of the inputs used to value the Company’s net assets as of June 30, 2026:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,721,079,621	—	—	$1,721,079,621
Purchased options	1,699,508	—	—	1,699,508
Money market fund	199,442,862	—	—	199,442,862
Total	$1,922,221,991	—	—	$1,922,221,991

Liabilities
Options written	$3,216,500	—	—	$3,216,500

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

3. Purchases and Sales of Securities – Purchases and sales of securities (other than short-term securities and options) for the six months ended June 30, 2026 amounted to $168,886,363 and $303,297,049, on long transactions, respectively.

4. Options – In order to enhance financial statement disclosure for derivative instruments, the following table is intended to enable investors to understand: a) how and why the Company uses purchased and written options on equity securities, b) how purchased and written options on equity securities are accounted for, and c) how purchased and written options on equity securities affect the Company’s financial position and results of operations. As of June 30, 2026, the Company has not offset any of the positions and the positions are presented gross on the Statement of Assets and Liabilities.

The following table presents options contracts by location and as presented on the Statement of Assets and Liabilities as of June 30, 2026:

	Asset Options		Liability Options
Underlying Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity	Purchased options	$1,699,508	Outstanding options written, at value	$3,216,500

The following table presents the effect of options activity on the Statement of Operations for the six months ended June 30, 2026:

Underlying Risk	Statement of Operations	Realized Gain (Loss) on Options	Change in Unrealized Appreciation (Depreciation) on Options
Equity	Purchased options	$(839,324)	$1,278,933
Equity	Written options	2,141,330	(2,358,706)
		$1,302,006	$(1,079,773)

Average monthly options activity during the six months ended June 30, 2026 was:

	Purchased Options Contracts	Written Options Contracts
Numbers of Contracts	3,096	1,825

5. Capital Stock and Dividend Distributions – The authorized capital stock of the Company consists of 50,000,000 shares of Common Stock, $1.00 par value, and 10,000,000 shares of Preferred Stock, $1.00 par value. With respect to the Common Stock, 23,832,113 shares were issued and outstanding; 8,000,000 Preferred Shares were originally issued and 7,601,553 were outstanding on June 30, 2026.

On September 24, 2003, the Company issued and sold 8,000,000 shares of its 5.95% Cumulative Preferred Stock, Series B in an underwritten offering. The Preferred Shares were noncallable for the 5 year period ended September 24, 2008 and have a liquidation preference of $25.00 per share plus accumulated and unpaid dividends to the date of redemption. Cumulatively, the Board of Directors has authorized the repurchase of up to 2,000,000 Preferred Shares in the open market at prices below $25.00 per share. To date, 398,447 shares have been repurchased.

The Company allocates distributions from net capital gains and other types of income proportionately among holders of shares of Common Stock and Preferred Stock. To the extent that dividends on the shares of Preferred Stock are not paid from net capital gains, they will be paid from investment company taxable income, or will represent a return of capital.

Under the Investment Company Act of 1940, the Company is required to maintain an asset coverage level of at least 200% of the Preferred Stock. In addition, pursuant to Moody’s Investor Service, Inc. Rating Agency Guidelines, the Company is required to maintain a certain amount of discounted asset coverage for its portfolio that equals or exceeds a Basic Maintenance Amount. If the Company fails to meet these requirements and does not cure such failure, the Company may be required to redeem, in whole or in part, shares of Preferred Stock at a redemption price of $25.00 per share plus accumulated and unpaid dividends. In addition, failure to meet the foregoing asset coverage requirements could restrict the Company’s ability to pay dividends on shares of Common Stock and could lead to sales of portfolio securities at inopportune times.

The holders of Preferred Stock have voting rights equivalent to those of the holders of Common Stock (one vote per share) and, generally, vote together with the holders of Common Stock as a single class. Holders of Preferred Stock will elect two members to the Company’s Board of Directors and the holders of Preferred and Common Stock, voting as a single class, will elect the remaining directors. If the Company fails to pay dividends on the Preferred Stock in an amount equal to two full years of dividends, the holders of Preferred Stock will have the right to elect a majority of the directors.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

In addition, the Investment Company Act of 1940 requires that approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock and (b) take any action requiring a vote of security holders, including, among other things, changes in the Company’s subclassification as a closed-end investment company or changes in its fundamental investment policies.

The Company presents its Preferred Stock, for which its redemption is outside of the Company’s control, outside of net assets applicable to Common Stock in the Statement of Assets and Liabilities.

Transactions in Common Stock during the six months ended June 30, 2026 and the year ended December 31, 2025 were as follows:

	Shares		Amount
	2026	2025	2026	2025

Par value of Shares issued in payment of dividends and distributions (issued from treasury)	—	939,415	—	$939,415
Increase in paid-in capital	—	—	—	54,246,519
Total increase	—	939,415	—	55,185,934
Par value of Shares purchased (at an average discount from net asset value of 11.1% and 11.6%, respectively)	(187,158)	(388,307)	$(187,158)	(388,307)
Decrease in paid-in capital	—	—	(11,577,831)	(21,282,795)
Total decrease	(187,158)	(388,307)	(11,764,989)	(21,671,102)
Net decrease	(187,158)	551,108	$(11,764,989)	$33,514,832

At June 30, 2026, the Company held in its treasury 8,148,759 shares of Common Stock with an aggregate cost of $323,753,886.

The tax basis distributions during the year ended December 31, 2025 were as follows: ordinary distributions of $11,364,821, net capital gains distributions of $153,564,469 and return of capital of $601,001. As of December 31, 2025, distributable earnings on a tax basis totaled $1,178,948,291 consisting of $1,178,948,291 from net unrealized appreciation on investments. A reclassification arising from a permanent “book/tax” difference reflects non-tax deductible expenses during the year ended December 31, 2025. As a result, additional paid-in capital was decreased by $3,105,185 and total distributable earnings were increased by $3,105,185. Net assets were not affected by this reclassification. As of December 31, 2025, the Company had wash sale loss deferrals of $1,594,410, qualified late-year ordinary loss deferral of $1,514,463 and straddle loss deferrals of $5,724,407.

6. Officers’ Compensation – The aggregate compensation accrued and paid by the Company during the six months ended June 30, 2026 to the officers of the Company amounted to $3,888,493.

7. Benefit Plans – The Company has funded (qualified) and unfunded (supplemental) noncontributory defined benefit pension plans that are available to its employees. The pension plans provide defined benefits based on years of service and final average salary with an offset for a portion of social security covered compensation. The components of the net periodic benefit cost (income) of the plans for the six months ended June 30, 2026 were:

Service cost	$152,336
Interest cost	613,280
Expected return on plan assets	(1,130,218)
Net periodic benefit income	$(364,602)

The Company recognizes the overfunded status of its defined benefit postretirement plan as an asset in the Statement of Assets and Liabilities and recognizes changes in funded status in the year in which the changes occur through other comprehensive income.

The Company also has funded (qualified) and unfunded (supplemental) defined contribution thrift plans that are available to its employees. The aggregate cost of such plans for the six months ended June 30, 2026 was $706,979. The qualified thrift plan acquired 6,000 shares in the open market during the six months ended June 30, 2026. It held 433,386 shares of the Company’s Common Stock at June 30, 2026.

5. Capital Stock and Dividend Distributions – (Continued from bottom of previous page.)

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

8. Operating Lease Commitment – The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases, which requires lessees to reassess if a contract is or contains lease agreements and assess the lease classification to determine if they should recognize a right-of-use asset and offsetting liability on the Statement of Assets and Liabilities that arises from entering into a lease, including an operating lease. The right-of-use asset and offsetting liability is reported on the Statement of Assets and Liabilities in line items entitled, “Present value of future office lease payments.” Since the operating lease does not specify an implicit rate, the right-of-use asset and liability have been calculated using a discount rate of 3.0%, which is based upon high quality corporate interest rates for a term equivalent to the lease period as of January 1, 2018. The annual cost of the operating lease continues to be reflected as an expense in the Statements of Operations and Changes in Net Assets.

In 2017, the Company entered into an operating lease agreement for office space which will expire in 2028 and provide for aggregate rental payments of approximately $6,437,500. The lease agreement contains clauses whereby the Company received free rent for a specified number of months and credit towards construction of office improvements and incurs escalations annually relating to operating costs and real property taxes and to annual rent charges which began in 2023. Rental expense was $297,114 for the six months ended June 30, 2026. The Company has the option to extend the lease for an additional five years at market rates. As of June 30, 2026, no consideration has been given to extending this lease. Minimum rental commitments under this operating lease are approximately:

2026	$332,000
2027	663,000
2028	553,000
Total Remaining Lease Payments	1,548,000
Effect of Present Value Discounting	(54,403)
Present Value of Future Office Lease Payments	$1,493,597

9. Income and Foreign Withholding Income Taxes – For the six months ended June 30, 2026, the Company paid foreign withholding income taxes (net of refunds received) in foreign jurisdictions totaling $232,910. Foreign withholding income taxes (net of refunds received) were paid or incurred in the following jurisdictions:

Country	Foreign Withholding Income Taxes Paid (Net of Refunds Received)
Switzerland	$164,216
Canada	26,826
Netherlands	41,868
$232,910

OTHER MATTERS (Unaudited)

Previous purchases of the Company’s Common and Preferred Stock are set forth in Note 5 to Financial Statements. Prospective purchases of Common and Preferred Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and the Company’s proxy voting record for the twelve-month period ended June 30, 2025 are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-800-436-8401), (2) on the Company’s website at www.generalamericaninvestors.com and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

On April 17, 2026, the Company submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Company’s principal executive officer certified that he was not aware, as of that date, of any violation by the Company of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Company’s principal executive and principal financial officer made a semi-annual certification, included in a filing with the SEC on Form N-CSR as of December 31, 2025 relating to, among other things, the Company’s disclosure controls and procedures and internal control over financial reporting, as applicable.

GENERAL AMERICAN INVESTORS
COMPANY, INC.

SEMI-ANNUAL REPORT

June 30, 2026

A Closed-End Investment Company

listed on the New York Stock Exchange

530 FIFTH AVENUE

NEW YORK • NY 10036

212-916-8400 • 1-800-436-8401

E-mail: InvestorRelations@gainv.com

www.generalamericaninvestors.com

DIRECTORS*

Spencer Davidson, Chairman

Arthur G. Altschul, Jr.	Rose P. Lynch
Rodney B. Berens	Jeffrey W. Priest
Clara E. Del Villar	Savannah Sachs
John D. Gordan, III	Henry R. Schirmer
Betsy F. Gotbaum	Sarah M. Ward

(*The Company is a stand-alone fund.)

OFFICERS

Jeffrey W. Priest, President and Chief Executive Officer

Anang K. Majmudar, Senior Vice-President

Craig A. Grassi, Vice-President

Liron Kronzon, Vice-President

Sally A. Lynch, Vice-President

Eugene S. Stark, Vice-President, Administration;
Principal Financial Officer & Chief Compliance Officer

Samantha X. Jin, Treasurer

Connie A. Santa Maria, Corporate Secretary

SERVICE COMPANIES

Counsel Sullivan & Cromwell LLP Independent Auditors Ernst & Young LLP Custodian and Accounting Agent State Street Bank and Trust Company	Transfer Agent and Registrar Equiniti Trust Company, LLC PO Box 500 Newark, NJ 07101 1-800-413-5499 www.equiniti.com

RESULTS OF THE ANNUAL MEETING
OF STOCKHOLDERS

The votes cast by stockholders at the Company’s annual meeting held on April 15, 2026 were as follows:

	For	Withheld
Election of Directors:
Rodney B. Berens	21,245,667	4,529,838
Spencer Davidson	21,254,618	4,520,887
Clara E. Del Villar	21,427,422	4,348,083
John D. Gordan, III	20,787,686	4,987,819
Betsy F. Gotbaum	21,038,961	4,736,544
Rose P. Lynch	21,369,506	4,405,999
Jeffrey W. Priest	21,895,514	3,879,991
Savannah Sachs	21,385,080	4,390,425
Sarah M. Ward	21,877,227	3,898,278

Elected by holders of Preferred Stock only:
Arthur G. Altschul, Jr.	5,868,711	52,420
Henry R. Schirmer	5,830,073	91,058

Ratification of the selection of Ernst & Young LLP as auditors of the Company for the year 2026:
For - 24,366,158; Against - 1,282,114; Abstain - 127,233

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. INVESTMENTS.

(a) The schedule of investments in securities of unaffiliated issuers is included as part of the report to stockholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1) Not applicable.

(2) Not applicable.

(3) Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1) Not applicable.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(1) Not applicable.

(2) Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable to this semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) General American Investors Company, Inc. Common Stock (GAM)

Period 2026	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	32,663	$60.0155	32,663	2,200,127
02/01-02/28	—	—	—	2,200,127
03/01-03/31	5,760	60.4634	5,760	2,194,367
04/01-04/30	15,789	63.3203	15,789	2,178,578
05/01-05/31	26,200	63.9988	26,200	2,152,378
06/01-06/30	106,746	63.5143	106,746	2,045,632
Total for the period	187,158		187,158

Note-	On April 16, 2025, the Board of Directors authorized the repurchase of an additional 2,000,000 shares, of the registrant’s common stock when the shares are trading at a discount from the underlying net asset value of at least 8%. This represents a continuation of the repurchase program which began in March 1995. As of the beginning of the period, January 1, 2026, there were 2,232,790 shares available for repurchase under the aforementioned extension of such authorization. As of the end of the period, June 30, 2026, there were 2,045,632 shares available for repurchase under this program.

(b) General American Investors Company, Inc. Preferred Stock (GAMpB)

Period 2026	(a) Total Number of shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
01/01-01/31	—		—	1,601,553
02/01-02/28	—		—	1,601,553
03/01-03/31	—		—	1,601,553
04/01-04/30	—		—	1,601,553
05/01-05/31	—		—	1,601,553
06/01-06/30	—		—	1,601,553
Total for period	—		—

Note -	The Board of Directors has authorized the repurchase of the registrant's preferred stock when the shares are trading at a price not in excess of $25.00 per share. As of the beginning of the period, January 1, 2026, there were 1,601,553 shares available for repurchase under such authorization. As of the end of the period, June 36, 2026, there were 1,601,553 shares available for repurchase under this program.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors as set forth in the registrant's Proxy Statement, dated February 23, 2026.

ITEM 16. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of June 30, 2026, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 30, 2026, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal period that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS

(a)	(1)	The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(2)	See separate certifications (Exhibit 99 CERT) for each of the principal executive officer and the principal financial officer of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Written solicitation to purchase securities is not applicable to this semi-annual report.

(4)	Change in independent public accountant is not applicable to this semi-annual report.

(b)	A certification (Exhibit 99.906 CERT) by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: July 31, 2026

By:	/s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: July 31, 2026